PROSPECTUS

Money Market Funds Prospectus

June 9, 2008

Dreyfus Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Participant Shares

First Regional Bank

A wholly-owned subsidiary of First Regional Bancorp

Not FDIC-Insured • May Lose Value • Not Bank Guaranteed

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds		Account Information

Introduction	1	Account Policies	18
Dreyfus Cash Management	2	Distributions and Taxes	22
Dreyfus Government Prime		Services for Fund Investors	23
Cash Management	5
Dreyfus Treasury Prime		For More Information
Cash Management	8

Dreyfus California AMT-Free		See back cover.
Municipal Cash Management	11
Management	14
Financial Highlights	16

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of
3/31/08 was 0.88%.

Average annual total returns as of 12/31/07

1 Year	5 Years	10 Years

4.82%	2.68%	3.42%

Clients may call First Regional Bank at 310-229-1776 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 5

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of
3/31/08 was 0.74%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.58%	2.56%	3.26%

Clients may call First Regional Bank at 310-229-1776 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 7

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Participant shares as of
3/31/08 was 0.53%.

Average annual total returns as of 12/31/07

1 Year	5 Years	10 Years

4.03%	2.35%	3.10%

Clients may call First Regional Bank at 310-229-1776 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury Prime Cash Management 9

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 11

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.

Clients may call First Regional Bank at 310-229-1776 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fees	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% for the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 13

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007, through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Participant shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.046	.028	.009	.006
Distributions:	Dividends from investment
	income — net	(.047)	(.046)	(.028)	(.009)	(.006)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.77	4.65	2.87	.91	.59

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.63	4.58	2.84	.90	.59

Net assets, end of period ($ in millions)		390	206	210	244	132

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.044	.044	.027	.008	.005
Distributions:	Dividends from investment
	income — net	(.044)	(.044)	(.027)	(.008)	(.005)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.49	4.53	2.77	.81	.54

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.27	4.46	2.81	.79	.51

Net assets, end of period ($ in millions)		711	341	208	230	229

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.038	.042	.025	.008	.005
Distributions:	Dividends from investment
	income — net	(.038)	(.042)	(.025)	(.008)	(.005)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		3.87	4.27	2.55	.76	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		3.41	4.17	2.53	.74	.53

Net assets, end of period ($ in millions)		975	121	352	94	179

		Period Ended
		January 31,
Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00
Investment operations:	Investment income — net	.014
Distributions:	Dividends from investment
	income — net	(.014)
Net asset value, end of period		1.00
Total Return (%)		2.90 [2]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.60 [2]
Ratio of net expenses to average net assets		.55 [2]
Ratio of net investment income to average net assets		2.75 [2]

Net assets, end of period ($ in millions)		142

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.
[2] Annualized.

Financial Highlights 17

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus California AMT-Free Municipal Cash Management on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Government Prime Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management only, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Applicable to Dreyfus California AMT-Free Municipal Cash Management only:

As to Dreyfus California AMT-Free Municipal Cash Management only, investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m., and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Because Dreyfus California AMT-Free Municipal Cash Management seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Minimum investments
	Initial	Additional

Participant shares	$10,000,000 *	none

* The minimum initial investment in Participant shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 19

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Government Prime Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus California AMT-Free Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call First Regional Bank at 310-229-1776 before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 21

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Applicable to Dreyfus California AMT-Free Municipal Cash Management only:

The fund anticipates that virtually all of its income dividends will be exempt from federal and from California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 23

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For More Information

Dreyfus Cash Management
SEC file number: 811-4175

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964

Dreyfus Treasury Prime Cash Management
SEC file number: 811-5718

Dreyfus California AMT-Free Municipal
Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number: 811-3954

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to pub-licinfo@sec.gov, or by writing to the SEC’s Public Reference Section,Washington, DC 20549-0102.

First Regional Bank

A wholly-owned subsidiary of First Regional Bancorp

By telephone Call your First Regional Bank representative at (310) 229-1776

By E-mail Access First Regional Bank Investment Department at securities@firstregional.com.

Anaheim Regional Office
2400 East Katella Avenue, Suite 460
Anaheim, California 92806
Telephone: (714) 456-1776
Facsimile: (714) 456-9611

Century City Regional Office
Corporate Headquarters
1801 Century Park East
Century City, California 90067
Telephone: (310) 552-1776
Facsimile: (310) 552-1772

Encino Regional Office
16830 Ventura Boulevard, Suite 201
Encino, California 91436
Telephone: (818) 993-1776
Facsimile: (818) 654-2491

First Regional Bank, Investment Department
1801 Century Park East
Century City, California 90067
Telephone: (310) 229-1776
Facsimile: (310) 557-3711

First Regional Securities
1801 Century Park East
Century City, California 90067
Telephone: (310) 229-1776
Facsimile: (310) 557-3711

Glendale Regional Office
655 North Central Avenue, Suite 1500
Glendale, California 91203
Telephone: (818) 841-1776
Facsimile: (818) 242-0377

Hollywood Regional Office
7083 Hollywood Boulevard, Suite 650
Hollywood, California 90028
Telephone: (323) 298-1776
Facsimile: (323) 666-1776

Irvine Regional Office
19100 Von Karman Avenue, Suite 1050
Irvine, California 92612
Telephone: (949) 720-1776
Facsimile: (949) 720-1778

Los Angeles Regional Office
515 South Flower Street, Suite 1200
Los Angeles, California 90071
Telephone: (213) 683-1776
Facsimile: (213) 683-1619

Santa Monica Regional Office
501 Santa Monica Blvd., Suite 403
Santa Monica, California 90401
Telephone: (310) 793-1776
Facsimile: (310) 899-6741

South Bay Regional Office
990 West 190th Street, Suite 440
Torrance, California 90502
Telephone: (310) 538-1776
Facsimile: (310) 719-2268

South Bay Regional Real Estate Office
970 West 190th Street, Suite 400
Torrance, California 90502
Telephone: (310) 715-6776
Facsimile: (310) 516-6832

Ventura County Regional Office
2535 Townsgate Road, Suite 300
Westlake Village, California 91361
Telephone: (805) 386-1776
Facsimile: (805) 496-2228

© 2008 MBSC Securities Corporation

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